Discontinued Operations (Details) - USD ($)			7 Months Ended	12 Months Ended
	Nov. 22, 2023	Nov. 18, 2023	Dec. 28, 2023	Dec. 31, 2024	Dec. 31, 2023
Discontinued Operations [Line Items]
Interest					$ 4,200,000
Consideration for outstanding securities		$ 500
Alpha Mind [Member]
Discontinued Operations [Line Items]
Issued and outstanding shares (in Shares)	180,000,000
Interest				$ 153,000,000
Gain on disposal					$ 53,898,677
Net loss			$ 548,677
Disposition of MMBD Advisory and MM Capital, MM SPC and Fundex SPC [Member]
Discontinued Operations [Line Items]
Consideration for outstanding securities		$ 1,000